Combined and Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Share Capital CNY (¥) shares	Share Capital USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Accumulated (Deficit)/Retained Earnings CNY (¥)	Accumulated (Deficit)/Retained Earnings USD ($)	Accumulated Other Comprehensive (Loss)/Income CNY (¥)	Accumulated Other Comprehensive (Loss)/Income USD ($)	Total Shareholders' Equity CNY (¥)	Total Shareholders' Equity USD ($)	Non-controlling Interests CNY (¥)	Non-controlling Interests USD ($)
Beginning Balance at Aug. 31, 2015	¥ (38,955)		¥ 7		¥ 42,160		¥ 24,020		¥ (110,684)				¥ (44,497)		¥ 5,542
Beginning Balance, Shares at Aug. 31, 2015 | shares			92,590,000	92,590,000
Net (loss) income for the year	2,916								(36,374)				(36,374)		39,290
Transfer to statutory reserve							23,793		(23,793)
Acquisition of subsidiaries	102,530				102,530								102,530
Acquisition of subsidiaries, Shares | shares			3,844,870	3,844,870
Repurchase of ordinary shares	¥ 0
Repurchase of ordinary shares | shares	0	0
Share-based compensation	¥ 95,070				95,070								95,070
Share-based compensation, Shares | shares			3,565,130	3,565,130
Ending Balance at Aug. 31, 2016	161,561		¥ 7		239,760		47,813		(170,851)				116,729		44,832
Ending Balance, Shares at Aug. 31, 2016 | shares			100,000,000	100,000,000
Net (loss) income for the year	191,809								172,050				172,050		19,759
Transfer to statutory reserve							17,132		(17,132)
Foreign currency translation adjustment	(36,494)										¥ (36,494)		(36,494)
Repurchase of ordinary shares	0
Capital injection	¥ 3,600														3,600
Repurchase of ordinary shares | shares	0	0
Acquisition of additional interest in subsidiaries of non-controlling interests	¥ (15,712)				49,154								49,154		(64,866)
Distribution to owners under group Reorganization	(32,167)				(32,167)								(32,167)
Stock issued during the period new issues	1,146,861				1,146,861								1,146,861
Stock issued during the period new issues, Shares | shares			17,250,000	17,250,000
Ending Balance at Aug. 31, 2017	¥ 1,419,458		¥ 7		1,403,608		64,945		(15,933)		(36,494)		1,416,133		3,325
Ending Balance, Shares at Aug. 31, 2017 | shares	117,250,000	117,250,000	117,250,000	117,250,000
Net (loss) income for the year	¥ 248,903	$ 36,442							246,969				246,969		1,934
Acquisition of subsidiaries	166,718														166,718
Stock issued during the period follow on issues	1,151,702		¥ 2		1,151,700								1,151,702
Stock issued during the period follow on issues, Shares | shares			10,000,000	10,000,000
Foreign currency translation adjustment	112,264	$ 16,436									112,264		112,264
Repurchase of ordinary shares	¥ (114,554)				(114,554)								(114,554)
Repurchase of ordinary shares | shares	1,207,465	1,207,465
Share-based compensation	¥ 29,061				29,061								29,061
Disposal of a subsidiary	(1,953)														(1,953)
Ending Balance at Aug. 31, 2018	¥ 3,011,599	$ 440,937	¥ 9	$ 1	¥ 2,469,815	$ 361,613	¥ 64,945	$ 9,509	¥ 231,036	$ 33,826	¥ 75,770	$ 11,094	¥ 2,841,575	$ 416,043	¥ 170,024	$ 24,894
Ending Balance, Shares at Aug. 31, 2018 | shares	127,250,000	127,250,000	127,250,000	127,250,000